SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Long-term investment (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of equity interest acquired	10.00%	10.00%
Payments to acquire investment	$ 3,818	¥ 26,333	$ 3,818	¥ 26,333
Amount of impairment			0
Amount of upward adjustment			0
Amount of downward adjustment			$ 0